Revenue	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Revenue
31.	REVENUE

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Revenue from contracts with customers	$214,461	$206,360	$206,396
Other revenues
Rental income	640	818	843
Others	382	342	370
	1,022	1,160	1,213
Total	$215,483	$207,520	$207,609

For the information of performance obligations related to customer contracts, please refer to Note 3 Summary of Significant Accounting Policies for details.

a.	Disaggregation of revenue

2018

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$63,906	$—	$—	$—	$63,906
Sales of products	1,731	35,702	4	251	3,601	41,289
Local telephone and domestic long distance telephone services revenue	29,996	—	—	—	—	29,996
Broadband access and domestic leased line services revenue	22,453	—	—	—	—	22,453
Data Communications internet services revenue	—	—	21,137	—	—	21,137
International network and leased line services revenue	—	—	—	8,724	—	8,724
Others	11,923	1,269	8,509	4,449	806	26,956
	$66,103	$100,877	$29,650	$13,424	$4,407	$214,461

2019

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$58,703	$—	$—	$—	$58,703
Sales of products	1,957	35,545	41	265	3,785	41,593
Local telephone and domestic long distance telephone services revenue	27,929	—	—	—	—	27,929
Broadband access and domestic leased line services revenue	22,116	—	—	—	—	22,116
Data Communications internet services revenue	—	—	21,003	—	—	21,003
International network and leased line services revenue	—	—	—	7,066	—	7,066
Others	13,064	1,142	8,790	4,144	810	27,950
	$65,066	$95,390	$29,834	$11,475	$4,595	$206,360

2020

	Domestic Fixed Communi- cations Business	Mobile Communi- cations Business	Internet Business	International Fixed Communi- cations Business	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Main Products and Service Revenues
Mobile services revenue	$—	$56,724	$—	$—	$—	$56,724
Sales of products	2,214	32,112	107	313	4,645	39,391
Local telephone and domestic long distance telephone services revenue	26,475	—	—	—	—	26,475
Broadband access and domestic leased line services revenue	22,420	—	—	—	—	22,420
Data Communications internet services revenue	—	—	21,447	—	—	21,447
International network and leased line services revenue	—	—	—	3,884	—	3,884
Others	17,695	1,307	10,255	4,485	2,313	36,055
	$68,804	$90,143	$31,809	$8,682	$6,958	$206,396

b.	Contract balances

	January 1	December 31
	2019	2019	2020
	NT$	NT$	NT$
	(In Millions)
Trade notes and accounts receivable (Note 10)	$30,076	$26,408	$22,622
Contract assets
Products and service bundling	$7,123	$6,943	$7,232
Others	109	116	612
Less : Loss allowance	(19)	(17)	(18)
	$7,213	$7,042	$7,826
Current	$4,869	$4,441	$5,331
Noncurrent	2,344	2,601	2,495
	$7,213	$7,042	$7,826
Contract liabilities
Telecommunications business	$8,193	$12,772	$13,602
Project business	4,508	10,360	6,687
Products and service bundling	106	39	16
Others	476	510	421
	$13,283	$23,681	$20,726
Current	$10,688	$16,840	$13,437
Noncurrent	2,595	6,841	7,289
	$13,283	$23,681	$20,726

The changes in the contract asset and the contract liability balances primarily result from the timing difference between the satisfaction of performance obligations and the payments collected from customers.  Significant changes of contract assets and liabilities recognized resulting from product and service bundling were as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Contract assets
Net increase of customer contracts	$4,126	$6,066	$5,972
Reclassified to trade receivables	(7,532)	(6,405)	(5,681)
	$(3,406)	$(339)	$291
Contract liabilities
Net increase of customer contracts	$16	$22	$7
Recognized as revenues	(194)	(89)	(30)
	$(178)	$(67)	$(23)

The Company applies the simplified approach to recognize expected credit losses prescribed by IFRS 9, which permits the use of lifetime expected loss provision for receivables. Contract assets will be reclassified to trade receivables when the corresponding invoice is billed to the client. Contract assets have substantially the same risk characteristics as the trade receivables of the same types of contracts. Therefore, the Company concluded that the expected loss rates for trade receivables can be applied to the contract assets.

Revenue recognized for the period that was included in the contract liability at the beginning of the year was as follows:

	Year Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)
Telecommunications business	$7,157	$6,186	$5,492
Project business	627	3,973	6,092
Others	324	404	512
	$8,108	$10,563	$12,096

c.	Incremental costs of obtaining contracts
	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Noncurrent
Incremental costs of obtaining contracts	$943	$1,000

The Company considered the past experience and the default clauses in the telecommunications service contracts and believes the commissions and equipment subsidies paid for obtaining such contracts are expected to be recoverable; therefore, such costs were capitalized. Amortization expenses for the years ended December 31 2018, 2019 and 2020 were $1,941 million, $1,173 million and $772 million, respectively.

d.	Remaining Performance Obligations

As of December 31, 2020, the aggregate amount of transaction price allocated to performance obligations for non-cancellable telecommunications service contracts that are unsatisfied is $29,501 million.  The Company recognizes revenue when service is provided over contract terms. The Company expects to recognize such revenue of $18,729 million, $9,082 million and $1,690 million in 2021, 2022 and 2023, respectively.  The variable consideration collected from customers on nonrecurring basis resulting from exceeded usage from monthly fee and revenue recognized for contracts that the Company has a right to consideration from customers in the amount corresponding directly with the value to the customers of the Company’s performance completed to date have been excluded from the disclosure of remaining performance obligations.

As of December 31, 2020, the aggregate amount of transaction price allocated to performance obligations for non-cancellable project business contracts that are unsatisfied is $18,555 million.  The Company recognizes revenues when the project business contract is completed and accepted by customers.  The Company expects to recognize such revenue of $7,977 million, $5,897 million and $4,681 million in 2021, 2022 and 2023, respectively.  Project business contracts whose expected duration are less than a year have been excluded from the aforementioned disclosure.